License and Collaboration Agreements - Schedule of Revenue Recognized and Assets and Liabilities under Collaborative Arrangements (Detail) - Sanofi [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total	$ 0	$ 0
License and Collaboration Agreements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payment			$ 39,306,000
Milestone payment			16,377,000
Development services			18,904,000
Manufacturing services and other			17,709,000
Total			$ 92,296,000